8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

Stock option transactions and the number of stock options for the year ended September 30, 2023 are summarized as follows:

Expiry date	Exercise price	September 30, 2022	Granted	Exercised	Expired / cancelled	September 30, 2023
March 14, 2023	$0.50	168,000	-	-	(168,000)	-
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	-	100,000
Options outstanding		2,174,000	-	-	(168,000)	2,006,000
Options exercisable		2,174,000	-	-	(168,000)	2,006,000
Weighted average exercise price		$0.54	$Nil	$Nil	$0.50	$0.54